Earnings (Losses) Per Share (Tables)	12 Months Ended
Dec. 31, 2015
EARNINGS (LOSSES) PER SHARE [Abstract]
Computation of Basic and Diluted Net Income (Loss) Per Share

	For the year ended December 31,
	2013	2014	2015
Numerator:
Net income/(loss) attributable to Changyou.com Limited	$268,642	$(3,381)	$212,784
Numerator for basic earnings/(losses) per share	268,642	(3,381)	212,784
Numerator for diluted earnings/(losses) per share	268,642	(3,381)	212,784
Denominator:
Weighted average number of ordinary shares outstanding — basic	106,252	105,722	104,924
Incremental shares from treasury share method	424	—	838

Weighted average number of ordinary shares outstanding — diluted	106,676	105,722	105,762

Basic net income/(loss) per share	$2.53	$(0.03)	$2.03
Diluted net income/(loss) per share	$2.52	$(0.03)	$2.01